Prudential International Value Fund
Prudential International Value Fund
Class A: PISAX	Class C: PCISX
Class B: PISBX	Class Z: PISZX

Summary Prospectus	February 16, 2010
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudentialfunds.com. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: PrudentialInternationalValueFund@prudentialfundsemail.com

The Fund's Prospectus and SAI, both dated December 31, 2009, and the Fund's most recent shareholder report, dated October 31, 2009, are all incorporated by reference into this Summary Prospectus. Prior to February 16, 2010, the Fund was known as Dryden International Value Fund.

MF115A

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term growth of capital through investment in equity securities of foreign issuers.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 28 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 65.

Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.5%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1%	5%	1%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fees	None	None	None	None
Exchange fee	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	1.00	1.00	1.00	1.00
+ Distribution and service (12b-1) fees	.30	1.00	1.00	None
+ Other expenses	.40	.40	.40	.40
= Total annual Fund operating expenses	1.70	2.40	2.40	1.40
- Fee waiver or expense reimbursement	(.05)	None	None	None
= Net annual Fund operating expenses	1.65	2.40	2.40	1.40
Examples. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,052	$1,418	$2,444	$709	$1,052	$1,418	$2,444
Class B	743	1,048	1,380	2,482	243	748	1,280	2,482
Class C	343	748	1,280	2,736	243	748	1,280	2,736
Class Z	143	443	766	1,680	143	443	766	1,680
° The distributor of the Fund has contractually agreed to February 28, 2011 to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2011, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. We look for investments that we think will increase in value over a period of years. To achieve our objective, we invest primarily in the common stock and preferred stock of foreign (non-U.S. based) companies of all sizes. Under normal circumstances, we invest at least 65% of the Fund's total assets in common stock and preferred stock of foreign companies in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. We may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not in the U.S.

The Fund's assets are managed by two subadvisers. Each subadviser uses a value investment style when deciding which securities to buy for the Fund. That is, each subadviser invests in stocks that it believes are undervalued, given the issuer's financial and business outlook. When a security is no longer undervalued, or the subadviser believes it cannot maintain its current price, it considers selling that security.

While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. Domestic and international markets have experienced a period of acute stress starting in the financial sector and then moving to other sectors of the world economy. This stress has resulted in extreme volatility in equity markets and stock prices. In some cases, the prices of certain stocks have declined sharply even though the financial condition or prospects of their issuers remain sound. These market conditions add significantly to the risk of short-term volatility of the Fund. Debt markets are also experiencing a period of high volatility which has negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage-backed securities, have since expanded to include derivatives, securitized assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may adversely affect the Fund's investments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if a voluntary fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than does the U.S. legal system. Additionally, the changing value of foreign currencies could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Derivatives Risk. The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Fund, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Fund that may not have otherwise occured or missed opportunities for the Fund. Certain types of derivatives involve leverage, which could magnify losses. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, reference rate or index. Investing in derivatives could cause the Fund to lose more than the principal amount invested. Derivatives are also subject to liquidity risk, interest rate risk, credit risk, market risk and management risk.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

For more information on the risks of investing in this Fund, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. A number of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class Z Shares)
Best Quarter: 2nd Quarter 2003 19.76% Worst Quarter: 4th Quarter 2008 -22.01%
The return of the Class Z shares from 1-1-09 to 9-30-09 was 31.11%.

Average Annual Total Returns % (as of 12/31/08)
Return Before Taxes	One Year	Five Years	Ten Years
Class A Shares	-48.48	0.34	0.72
Class B Shares	-48.48	0.57	0.52
Class C Shares	-46.39	0.72	0.53

Class Z Shares %
Return Before Taxes	-45.31	1.73	1.53
Return After Taxes on Distributions	-45.68	0.78	0.71
Return After Taxes on Distributions and Fund Shares	-28.96	1.77	1.34

Index % (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE ND Index	-43.38	1.66	0.80
Lipper Average	-44.52	0.57	0.41
° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

MANAGEMENT OF THE FUND

Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	LSV Asset Management	Josef Lakonishok	CEO, Partner & Portfolio Manager	December 2004
		Menno Vermuelen, CFA	Partner, Portfolio Manager & Sr. Quantitative Analyst	December 2004
		Puneet Mansharamani, CFA	Partner & Portfolio Manager	January 2006
	Thornburg Investment Management, Inc.	William V. Fries, CFA	Managing Director	December 2004
		Wendy Trevisani	Managing Director	December 2004
		Lei Wang, CFA	Managing Director	December 2004
BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50
You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com

MF115A